Schedule IV-Reinsurance	12 Months Ended
Dec. 31, 2015
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Abstract]
Reinsurance
Schedule IV — Reinsurance

	Direct amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
Life Insurance in Force	$947,211	$82,721	$—	$864,490	—%
Premiums:
Life insurance	$4,090	$764	$—	$3,326	—%
Accident and health insurance	22,253	9,161	5,251	18,343	28.6%
Total earned premiums	$26,343	$9,925	$5,251	$21,669	24.2%
Benefits:
Life insurance	$3,109	$1,782	$—	$1,327	—%
Accident and health insurance	28,295	19,393	6,098	15,000	40.7%
Total policyholder benefits	$31,404	$21,175	$6,098	$16,327	37.3%

Union Security Life Insurance Company of New York
for the year ended December 31, 2014
Schedule IV — Reinsurance

	Direct amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
Life Insurance in Force	$907,453	$132,724	$—	$774,729	—%
Premiums:
Life insurance	$4,715	$1,064	$—	$3,651	—%
Accident and health insurance	22,529	8,231	5,753	20,051	28.7%
Total earned premiums	$27,244	$9,295	$5,753	$23,702	24.3%
Benefits:
Life insurance	$3,775	$1,462	$—	$2,313	—%
Accident and health insurance	89,662	80,203	4,169	13,628	30.6%
Total policyholder benefits	$93,437	$81,665	$4,169	$15,941	26.1%
Union Security Life Insurance Company of New York
for the year ended December 31, 2013
Schedule IV — Reinsurance

	Direct amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
Life Insurance in Force	$1,305,072	$144,288	$—	$1,160,784	—%
Premiums:
Life insurance	$6,088	$1,616	$—	$4,472	—%
Accident and health insurance	26,549	10,009	6,331	22,871	27.7%
Total earned premiums	$32,637	$11,625	$6,331	$27,343	23.2%
Benefits:
Life insurance	$4,617	$2,226	$—	$2,391	—%
Accident and health insurance	27,944	17,227	8,173	18,890	43.3%
Total policyholder benefits	$32,561	$19,453	$8,173	$21,281	38.4%